UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21196 and 811-21299

Name of Fund: WCMA Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, WCMA Money Fund and Master Money LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2010

Date of reporting period: 03/31/2010

Item 1 – Report to Stockholders

Annual Report
March 31, 2010

WCMA Money Fund

2	WCMA MONEY FUND	MARCH 31, 2010

Dear Shareholder

The past year has seen a remarkable turnaround from the conditions that plagued the global economy and financial markets in 2008 through early 2009. In our opinion, the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus. From that point, the global economy has moved into recovery mode and, we believe, is getting ready to start transitioning into an expansion.

Global equity markets bottomed in early 2009 and since that time have soared dramatically higher as investors were lured back into the markets by depressed valuations, desire for higher yields and increasing confidence that all-out financial disaster had been averted. There have been several corrections along the way and volatility levels have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe) and concerns over the future direction of interest rates. On balance, however, strong corporate earnings and a positive macro backdrop have helped keep the equity bull market intact. From a geographic perspective, US equities have generally outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced.

Within fixed income markets, improving economic conditions, concerns over the US deficit and a lack of demand at recent Treasury auctions have recently conspired to push Treasury yields higher (and prices correspondingly lower). In this environment, Treasuries have dramatically underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds outperformed taxable sectors over the twelve-month period thanks to continued high demand levels, but have struggled in recent months against a weak fundamental backdrop marked by ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outperforming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”

Against this backdrop, the major market averages posted the following returns:

Total Returns as of March 31, 2010	6-month	12-month

US equities (S&P 500 Index)	11.75%	49.77%

Small cap US equities (Russell 2000 Index)	13.07	62.76

International equities (MSCI Europe, Australasia, Far East Index)	3.06	54.44

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.17

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(2.62)	(6.30)

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	1.99	7.69

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	0.28	9.69

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.97	55.64

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Information

Current Seven-Day Yields

As of March 31, 2010	7-Day SEC Yields	7-Day Yields

Class 1	0.00%	0.00%
Class 2	0.04%	0.04%
Class 3	0.04%	0.04%
Class 4	0.04%	0.04%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses, including administration fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on October 1, 2009 and held through March 31, 2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]

	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[1]

Class 1	$1,000	$1,000.20	$1.55	$1,000	$1,023.35	$1.56
Class 2	$1,000	$1,000.30	$1.50	$1,000	$1,023.40	$1.51
Class 3	$1,000	$1,000.30	$1.50	$1,000	$1,023.40	$1.51
Class 4	$1,000	$1,000.30	$1.50	$1,000	$1,023.40	$1.51

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.31% for Class 1, 0.30% for Class 2, 0.30% for Class 3 and 0.30% for Class 4), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the Master LLC in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

4	WCMA MONEY FUND	MARCH 31, 2010

Statement of Assets and Liabilities	WCMA Money Fund

March 31, 2010

Assets

Investment at value — Master Money LLC (the “Master LLC”) (cost — $6,985,352,854)	$6,985,352,854
Capital shares sold receivable	16,997,738
Prepaid expenses	253,692

Total assets	7,002,604,284

Liabilities

Contributions payable to the Master LLC	16,997,137
Administration fees payable	1,032,726
Officer’s fees payable	838
Capital shares redeemed payable	601
Service and distribution fees payable	285
Other accrued expenses payable	326,998

Total liabilities	18,358,585

Net Assets	$6,984,245,699

Net Assets Consist of

Paid-in capital	$6,983,878,246
Accumulated net realized gain allocated from the Master LLC	367,453

Net Assets	$6,984,245,699

Net Asset Value

Class 1 — Based on net assets of $573,591,711 and 573,561,033 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 2 — Based on net assets of $1,980,210,927 and 1,980,101,422 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 3 — Based on net assets of $2,711,574,564 and 2,711,431,402 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 4 — Based on net assets of $1,718,868,497 and 1,718,793,243 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Statement of Operations	WCMA Money Fund

Year Ended March 31, 2010

Investment Income

Income	$28,108
Net investment income allocated from the Master LLC:
Interest	37,565,966
Expenses	(10,325,386)

Total income	27,268,688

Expenses

Administration	17,747,557
Service and distribution — Class 1	5,159,752
Service and distribution — Class 2	14,059,578
Service and distribution — Class 3	10,338,187
Service and distribution — Class 4	6,401,601
Registration	3,841,157
Federal insurance	1,399,284
Transfer agent — Class 1	333,180
Transfer agent — Class 2	265,220
Transfer agent — Class 3	136,935
Transfer agent — Class 4	139,247
Printing	104,700
Professional	59,969
Officer	3,328
Miscellaneous	33,543

Total expenses	60,023,238
Less fees waived by administrator	(4,914,942)
Less service and distribution fees waived — Class 1	(4,798,515)
Less service and distribution fees waived — Class 2	(12,262,321)
Less service and distribution fees waived — Class 3	(9,611,948)
Less service and distribution fees waived — Class 4	(5,993,307)
Transfer agent fees reimbursed — Class 1	(193,555)
Transfer agent fees reimbursed — Class 2	(171,292)
Transfer agent fees reimbursed — Class 3	(83,735)
Transfer agent fees reimbursed — Class 4	(90,812)

Total expenses after fees waived and reimbursed	21,902,811

Net investment income	5,365,877

Realized Gain Allocated from the Master LLC

Net realized gain from investments	139,657

Net Increase in Net Assets Resulting from Operations	$5,505,534

See Notes to Financial Statements.

WCMA MONEY FUND	MARCH 31, 2010	5

Statements of Changes in Net Assets	WCMA Money Fund

	Year Ended March 31,

Increase (Decrease) in Net Assets:	2010	2009

Operations

Net investment income	$5,365,877	$144,545,025
Net realized gain	139,657	559,942

Net increase in net assets resulting from operations	5,505,534	145,104,967

Dividends and Distributions to Shareholders From

Net investment income:
Class 1	(214,973)	(6,580,228)
Class 2	(1,006,376)	(39,456,929)
Class 3	(3,036,361)	(62,089,498)
Class 4	(1,847,504)	(36,418,370)
Net realized gain:
Class 1	(2,098)	—
Class 2	(9,718)	—
Class 3	(13,111)	—
Class 4	(8,565)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(6,138,706)	(144,545,025)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(271,872,018)	(998,968,623)

Net Assets

Total decrease in net assets	(272,505,190)	(998,408,681)
Beginning of year	7,256,750,889	8,255,159,570

End of year	$6,984,245,699	$7,256,750,889

Undistributed net investment income	—	$1,000,625

See Notes to Financial Statements.

6	WCMA MONEY FUND	MARCH 31, 2010

Financial Highlights	WCMA Money Fund

	Class 1					Class 2

	Year Ended March 31,					Year Ended March 31,

	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0112	0.0360	0.0371	0.0224	0.0004	0.0169	0.0423	0.0427	0.0281
Net realized and unrealized gain (loss)	0.0000	0.0001	0.0003	0.0007	(0.0008)	0.0000	0.0001	0.0002	0.0000	(0.0008)

Net increase from investment operations	0.0003	0.0113	0.0363	0.0378	0.0216	0.0004	0.0170	0.0425	0.0427	0.0273

Dividends and distributions from:
Net investment income	(0.0003)	(0.0112)	(0.0360)	(0.0371)	(0.0224)	(0.0004)	(0.0169)	(0.0423)	(0.0427)	(0.0281)
Net realized gain	(0.0000)	—	—	(0.0000)	(0.0000)	(0.0000)	—	—	(0.0000)	(0.0000)

Total dividends and distributions	(0.0003)	(0.0112)	(0.0360)	(0.0371)	(0.0224)	(0.0004)	(0.0169)	(0.0423)	(0.0427)	(0.0281)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.04%	1.12%	3.66%	3.76%	2.26%	0.05%	1.71%	4.31%	4.34%	2.85%

Ratios to Average Net Assets[2]

Total expenses	1.53%	1.55%	1.53%	1.48%	1.47%	1.16%	1.18%	1.17%	1.16%	1.15%

Total expenses after fees waived and reimbursed	0.50%	1.49%	1.53%	1.48%	1.47%	0.50%	0.92%	0.90%	0.91%	0.89%

Net investment income and realized gain (loss)	0.03%	1.13%	3.58%	3.71%	2.23%	0.04%	1.71%	4.21%	4.28%	2.80%

Supplemental Data

Net assets, end of year (000)	$573,592	$563,107	$628,647	$670,067	$861,336	$1,980,211	$2,165,760	$2,380,485	$2,365,274	$2,538,640

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

WCMA MONEY FUND	MARCH 31, 2010	7

Financial Highlights (concluded)	WCMA Money Fund

	Class 3					Class 4

	Year Ended March 31,					Year Ended March 31,

	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0201	0.0455	0.0460	0.0314	0.0010	0.0201	0.0455	0.0460	0.0314
Net realized and unrealized gain (loss)	0.0000	0.0001	0.0002	0.0000	(0.0008)	0.0000	0.0001	0.0000	0.0000	(0.0009)

Net increase from investment operations	0.0010	0.0202	0.0457	0.0460	0.0306	0.0010	0.0202	0.0455	0.0460	0.0305

Dividends and distributions from:
Net investment income	(0.0010)	(0.0201)	(0.0455)	(0.0460)	(0.0314)	(0.0010)	(0.0201)	(0.0455)	(0.0460)	(0.0314)
Net realized gain	(0.0000)	—	—	(0.0000)	(0.0000)	(0.0000)	—	—	(0.0000)	(0.0000)

Total dividends and distributions	(0.0010)	(0.0201)	(0.0455)	(0.0460)	(0.0314)	(0.0010)	(0.0201)	(0.0455)	(0.0460)	(0.0314)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.11%	2.03%	4.65%	4.68%	3.18%	0.11%	2.03%	4.65%	4.68%	3.18%

Ratios to Average Net Assets[2]

Total expenses	0.85%	0.87%	0.86%	0.86%	0.85%	0.85%	0.87%	0.85%	0.85%	0.84%

Total expenses after fees waived and reimbursed	0.43%	0.59%	0.58%	0.59%	0.57%	0.42%	0.59%	0.58%	0.59%	0.57%

Net investment income and realized gain (loss)	0.10%	2.03%	4.52%	4.61%	3.13%	0.10%	2.01%	4.48%	4.63%	3.15%

Supplemental Data

Net assets, end of year (000)	$2,711,575	$2,785,930	$3,185,573	$2,969,368	$2,921,499	$1,718,868	$1,741,954	$2,060,455	$1,580,707	$971,495

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

8	WCMA MONEY FUND	MARCH 31, 2010

Notes to Financial Statements	WCMA Money Fund

1. Significant Accounting Policies:

WCMA Money Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The Master LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The percentage of the Master LLC owned by the Fund at March 31, 2010 was 46.7%. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Board of Trustees of the Fund and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board.” The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 share represents interests in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the service and distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and has exclusive voting with respect to matters relating to such shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund records its investment in the Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Measurements: Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the Fund’s investment in the Master LLC was classified as Level 2. The Fund believes more relevant disclosure regarding fair value measurements relates to the Master LLC, which is disclosed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions in the Master LLC are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized gains and losses. In addition, the Fund accrues its own income and expenses. Income, expenses and realized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of realized gains, if any, are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended March 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued amended guidance to improve disclosures about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair

WCMA MONEY FUND	MARCH 31, 2010	9

Notes to Financial Statements (continued)	WCMA Money Fund

value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The impact of this guidance on the Fund’s financial statements and disclosures is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays a monthly fee at an annual rate of 0.25% of the Fund’s average daily net assets. The Fund does not pay an advisory fee or investment management fee.

The Fund has entered into a Distribution Agreement and a Distribution Plan (the “Distribution Plans”) with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee

Class 1	0.25%	0.750%
Class 2	0.25%	0.425%
Class 3	0.25%	0.125%
Class 4	0.25%	0.125%

The ongoing service and/or distribution fee compensates BRIL for providing shareholder servicing and/or distribution-related services to shareholders. The Fund has entered into a contractual arrangement with the Administrator and BRIL to waive and/or reimburse a portion of the Fund’s direct fees and expenses to ensure that the net expenses for the Fund’s Class 2 Shares are 0.32% higher than those of CMA Money Fund, and the net expenses for the Fund’s Class 3 and Class 4 Shares are equal to those of CMA Money Fund. The fee/expense waiver includes service and distribution fees. This arrangement has a one-year term and is renewable. These amounts are included in service and distribution fees waived in the Statement of Operations.

In addition to the contractual arrangement described above, the Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and service and distribution fees and/or reimburse operating expenses to enable each class of the Fund to maintain minimum levels of net investment income. These amounts are included in fees waived by administrator, service and distribution fees waived and transfer agent fees reimbursed in the Statement of Operations. The Administrator or BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer.

10	WCMA MONEY FUND	MARCH 31, 2010

Notes to Financial Statements (concluded)	WCMA Money Fund

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Year Ended March 31,

	2010	2009

Class 1

Shares sold	6,458,217,908	8,245,182,622
Shares issued to shareholders in reinvestment of dividends and distributions	217,071	6,580,228

Total issued	6,458,434,979	8,251,762,850
Shares redeemed	(6,447,906,655)	(8,317,344,787)

Net increase (decrease)	10,528,324	(65,581,937)

Class 2

Shares sold	13,427,766,125	16,710,935,239
Shares issued to shareholders in reinvestment of dividends and distributions	1,016,094	39,455,684

Total issued	13,428,782,219	16,750,390,923
Shares redeemed	(13,614,145,168)	(16,965,285,982)

Net decrease	(185,362,949)	(214,895,059)

Class 3

Shares sold	22,056,307,371	29,053,051,895
Shares issued to shareholders in reinvestment of dividends and distributions	3,049,472	62,089,498

Total issued	22,059,356,843	29,115,141,393
Shares redeemed	(22,133,466,993)	(29,515,004,181)

Net decrease	(74,110,150)	(399,862,788)

Class 4

Shares sold	21,382,951,868	23,914,061,273
Shares issued to shareholders in reinvestment of dividends and distributions	1,856,069	36,399,793

Total issued	21,384,807,937	23,950,461,066
Shares redeemed	(21,407,735,180)	(24,269,089,905)

Net decrease	(22,927,243)	(318,628,839)

4. Federal Insurance:

The Fund participated in the US Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Fund’s participation in the Program, in the event the Fund’s net asset value fell below $0.995 per share, shareholders in the Fund would have had federal insurance of $1.00 per share up to the lesser of a shareholder’s balance in the Fund as of the close of business on September 19, 2008, or the amount held in the Fund by a shareholder on the date that the guarantee was triggered. Any increase in the number of shares in a shareholder’s account after the close of business on September 19, 2008 and any investments after a shareholder closed their account would not have been guaranteed. As a participant in the Program, which expired September 18, 2009, the Fund paid a participation fee of 0.03% for the period December 19, 2008 through September 18, 2009 of the Fund’s shares outstanding value as of September 19, 2008. The participation fee for the period April 1, 2009 to September 18, 2009 is included in federal insurance in the Statement of Operations. These fees are not covered by the contractual agreement to reduce fees and reimburse expenses.

5. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent difference as of March 31, 2010 attributable to the reclassification of distributions was reclassified to the following accounts:

Undistributed net investment income	$(261,288)
Accumulated net realized gain allocated from the Master LLC	$261,288

The tax character of distributions paid during the fiscal years ended March 31, 2010 and March 31, 2009 was as follows:

	3/31/10	3/31/09

Ordinary income	$6,105,214	$144,545,025
Long-term capital gains	33,492	—

Total distributions	$6,138,706	$144,545,025

As of March 31, 2010, there were no significant differences between the book and tax components of net assets.

6. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:

On May 19, 2010, the Board approved a name change for WCMA Money Fund to BBIF Money Fund. The name change will be effective June 18, 2010.

WCMA MONEY FUND	MARCH 31, 2010	11

Report of Independent Registered Public Accounting Firm	WCMA Money Fund

To the Shareholders and Board of Trustees of WCMA Money Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Money Fund (the “Fund”) as of March 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WCMA Money Fund as of March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 27, 2010

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by WCMA Money Fund during the fiscal year ended March 31, 2010.

Federal Obligation Interest*

Months Paid:	April 2009 – March 2010	9.38%

Interest-Related Dividends and Qualified Short-Term Capital Gains for
Non-U.S. Residents**

Months Paid:	April 2009 – December 2009	98.82%
	January 2010 – March 2010	98.39%

*

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

**	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Fund paid a long-term capital gain distribution of $0.000005 to shareholders of record on December 8, 2009.

12	WCMA MONEY FUND	MARCH 31, 2010

Portfolio Information as of March 31, 2010	Master Money LLC

Portfolio Composition

Percent of Net Assets

Commercial Paper	28%
Certificates of Deposit — Yankee*	28
U.S. Government Sponsored Agency Obligations	15
Municipal Bonds	14
U.S. Treasury Obligations	13
Corporate Notes	3
Certificates of Deposit — Euro	2
Liabilities in Excess of Other Assets	(3)

Total	100%

*	US branches of foreign banks.

WCMA MONEY FUND	MARCH 31, 2010	13

Schedule of Investments March 31, 2010	Master Money LLC (Percentages shown are based on Net Assets)

Certificates of Deposit — Euro	Par (000)	Value

Credit Industriel et Commercial, London:
0.39%, 6/02/10	$150,000	$150,001,311
0.41%, 6/23/10	165,000	165,001,923

Total Certificates of Deposit — Euro — 2.1%		315,003,234

Certificates of Deposit — Yankee (a)

Abbey National Treasury Services Plc, NY (b):
0.50%, 7/20/10	132,580	132,580,000
0.25%, 11/17/10	130,000	130,000,000
BNP Paribas SA, NY, 0.22%, 5/17/10	185,000	185,000,000
Banco Bilbao Vizcaya Argentaria SA, NY:
0.31%, 6/01/10	38,000	38,002,273
0.25%, 7/12/10 (b)	150,000	150,002,134
0.32%, 12/13/10 (b)	55,700	55,700,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.21%, 4/12/10	62,000	61,999,999
0.20%, 4/15/10	200,000	200,000,000
0.30%, 6/24/10	200,000	200,000,000
Barclays Bank Plc, NY:
0.50%, 4/13/10	175,000	175,000,000
0.50%, 4/20/10	26,000	26,000,000
0.43%, 5/12/10	125,000	125,000,000
Deutsche Bank AG, NY, 0.19%, 4/08/10	195,000	195,000,000
Dexia Credit Local, NY (b):
0.31%, 4/19/10	200,000	200,000,528
0.70%, 4/18/11	238,500	238,500,000
Rabobank Nederland NV, NY (b):
0.23%, 1/10/11	80,500	80,500,000
0.23%, 1/13/11	130,000	130,000,000
Royal Bank of Scotland Group Plc, CT:
0.52%, 5/20/10 (b)	170,000	170,000,000
0.36%, 7/21/10	200,000	200,000,000
Royal Bank of Scotland Group Plc, NY, 0.38%, 7/07/10	125,000	125,000,000
Société Générale, NY (b):
0.28%, 6/07/10	125,000	125,000,000
0.27%, 7/23/10	100,000	100,000,000
Sumitomo Mitsui Banking Corp., NY:
0.21%, 4/19/10	87,415	87,415,000
0.21%, 5/14/10	203,000	203,000,000
0.23%, 5/21/10	191,000	191,000,000
Toronto-Dominion Bank, NY (b):
0.23%, 11/05/10	124,000	124,000,000
0.23%, 2/04/11	46,500	46,500,000
UBS AG, Stamford, 0.21%, 5/07/10	150,000	150,000,000

Certificates of Deposit — Yankee (a) (concluded)	Par (000)	Value

UniCredit SpA, NY, 0.22%, 4/15/10	$100,000	$100,000,000
Westpac Banking Corp., NY (b):
0.29%, 10/19/10	84,085	84,085,000
0.30%, 10/21/10	106,115	106,115,000

Total Certificates of Deposit — Yankee — 27.6%		4,135,399,934

Commercial Paper

Antalis U.S. Funding Corp., 0.18%, 4/08/10 (c)	61,641	61,638,534
BNZ International Funding Ltd., 0.31%, 2/04/11 (b)	122,000	122,010,476
BPCE SA, 0.25%, 4/22/10 (c)	200,000	199,969,444
Banco Bilbao Vizcaya Argentaria SA, London, 0.35%, 4/30/10 (c)	155,000	154,954,792
Barton Capital Corp. (c):
0.21%, 4/06/10	30,004	30,002,950
0.20%, 5/12/10	50,025	50,013,327
Bryant Park Funding LLC, 0.20%, 4/08/10 (c)	24,996	24,994,889
Cancara Asset Securitization LLC, 0.21%, 4/19/10 (c)	60,000	59,993,350
CBA (Delaware) Finance Inc., 0.30%, 4/28/10 (c)	153,120	153,084,867
Erasmus Capital Corp., 0.13%, 4/01/10 (c)	61,259	61,258,779
Fortis Funding LLC (c):
0.23%, 4/26/10	10,000	9,998,339
0.22%, 5/05/10	50,000	49,989,306
Galleon Capital LLC, 0.20%, 4/06/10 (c)	193,540	193,533,710
Grampian Funding LLC (c):
0.24%, 5/05/10	69,000	68,983,900
0.26%, 5/21/10	35,000	34,987,108
0.26%, 6/01/10	103,000	102,953,879
0.27%, 6/15/10	55,000	54,968,650
JPMorgan Chase & Co., 0.25%, 7/14/10 (c)	132,300	132,203,531
KBC Financial Products International Ltd. (c):
0.25%, 4/01/10	30,000	29,999,792
0.28%, 4/26/10	55,000	54,988,878
NRW Bank (c):
0.23%, 4/05/10	250,000	249,992,014
0.22%, 5/10/10	145,000	144,964,555
Nieuw Amsterdam Receivables Corp. (c):
0.20%, 4/01/10	85,000	84,999,528
0.25%, 4/29/10	70,000	69,985,903
0.26%, 6/03/10	95,000	94,956,089
0.26%, 6/04/10	26,600	26,587,513
0.29%, 6/29/10	70,000	69,949,814
Regency Markets No. 1 LLC, 0.20%, 4/12/10 (c)	37,148	37,145,524
Romulus Funding Corp. (c)(d):
0.29%, 5/04/10	24,000	23,993,427
0.29%, 5/14/10	16,000	15,994,329
0.30%, 5/21/10	63,000	62,973,225

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACES	Adjustable Convertible Extendible Securities
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corp.
FLOATS	Floating Rate Securities
FNMA	Federal National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
RB	Revenue Bonds
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

14	WCMA MONEY FUND	MARCH 31, 2010

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

Commercial Paper (concluded)	Par (000)	Value

Salisbury Receivables Co. LLC (c):
0.20%, 4/22/10	$125,000	$124,984,722
0.20%, 5/06/10	20,000	19,996,000
Scaldis Capital LLC (c):
0.22%, 4/16/10	31,000	30,996,969
0.23%, 5/17/10	70,000	69,978,981
0.23%, 5/24/10	90,000	89,968,950
Société Générale North America Inc., 0.05% – 0.21%, 4/01/10 (c)	115,000	114,999,562
Solitaire Funding LLC (c):
0.24%, 4/13/10	70,000	69,993,933
0.23%, 4/26/10	50,000	49,991,694
0.24%, 5/14/10	58,000	57,982,987
0.24%, 5/24/10	55,000	54,980,200
Straight-A Funding, LLC, 0.18%, 5/03/10 (c)	75,000	74,987,625
Surrey Funding Corp. (c):
0.25%, 6/15/10	48,370	48,344,471
0.26%, 6/18/10	87,170	87,120,265
Tempo Finance Corp., 0.24%, 4/06/10 (c)	50,500	50,497,980
UniCredit Delaware, Inc., 0.24%, 4/09/10 (c)	250,000	249,985,000
UniCredito Bank Ireland Plc (c):
0.21%, 4/06/10	40,000	39,998,633
0.25%, 4/30/10	300,000	299,937,500
Westpac Trust Securities NZ, Ltd., 0.35%, 11/05/10 (b)	147,100	147,100,000

Total Commercial Paper — 28.2%		4,213,915,894

Corporate Notes

Commonwealth Bank of Australia, 0.27%, 11/22/10 (d)	95,000	95,000,000
HSBC Bank Middle East Ltd., 0.45%, 4/22/10 (b)	78,000	78,000,000
KBC Bank NV, NY, 1.19%, 7/01/11 (b)	109,255	109,255,000
Rabobank Nederland NV, 0.25%, 4/07/11 (b)(d)	213,400	213,400,000

Total Corporate Notes — 3.3%		495,655,000

Municipal Bonds

California HFA, RB, VRDN, AMT, Home Mortgage (e):
Series A, 0.29%, 4/07/10	13,000	13,000,000
Series E-1, 0.29%, 4/07/10	19,180	19,180,000
Series M, 0.27%, 4/07/10	41,600	41,600,000
Series U, 0.27%, 4/07/10	4,030	4,030,000
California HFA, Refunding RB, VRDN, Home Mortgage, Series E, AMT, 0.30%, 4/07/10 (e)	16,285	16,285,000
California Health Facilities Financing Authority, RB, VRDN, Scripps Health, Series E, 0.28%, 4/07/10 (e)	27,760	27,760,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Co., Series E, 0.27%, 4/01/10 (e)	106,700	106,700,000
California State Department of Water Resources, RB, VRDN (e):
Series B-1, 0.27%, 4/01/10	48,650	48,650,000
Series C-9, 0.29%, 4/07/10	94,260	94,260,000

Municipal Bonds (continued)	Par (000)	Value

California State Department of Water Resources, Refunding RB, VRDN (e):
Series J-1, 0.27%, 4/01/10	$53,060	$53,060,000
Sub-Series F-2, 0.26%, 4/01/10	10,770	10,770,000
California Statewide Communities Development Authority, RB, VRDN, North Peninsula Jewish, 0.28%, 4/01/10 (e)	16,945	16,945,000
Chicago Board of Education Illinois, GO, Refunding, VRDN, Dedicated Revenue, Series B, 0.28%, 4/01/10 (e)	46,355	46,355,000
City & County of Denver Colorado, COP, Refunding, VRDN, Series A3, 0.28%, 4/01/10 (e)	16,350	16,350,000
City of Chicago Illinois, Refunding RB, VRDN, Sub-Series C-1, 0.29%, 4/01/10 (e)	10,700	10,700,000
City of Houston Texas, Refunding RB, VRDN, Taxable, First Series D-1 (AGM), 0.25%, 4/07/10 (e)	38,000	38,000,000
City of Jacksonville Florida, Refunding RB, VRDN, Series A, 0.30%, 4/07/10 (e)	40,000	40,000,000
City of New York New York, GO, VRDN, Sub-Series A-3, 0.25%, 4/07/10 (e)	12,090	12,090,000
City of Philadelphia Pennsylvania, GO, Refunding, VRDN, Multi-Modal, Series B, 0.26%, 4/07/10 (e)	40,000	40,000,000
City of Philadelphia Pennsylvania, Refunding RB, VRDN, 8th Series E, 0.29%, 4/01/10 (e)	16,000	16,000,000
City of Wichita Kansas, Refunding RB, VRDN, Facilities, Christi Health VIII, Series B-2, 0.28%, 4/01/10 (e)	30,000	30,000,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN, Yale-New Haven Hospital (e):
Series K2, 0.25%, 4/07/10	18,100	18,100,000
Series L1, 0.29%, 4/07/10	13,130	13,130,000
County of Hennepin Minnesota, GO, Refunding, VRDN, Series A, 0.24%, 4/07/10 (e)	11,020	11,020,000
County of Shelby Tennessee, GO, VRDN, Public Improvement, School, Series B, 0.27%, 4/07/10 (e)	20,000	20,000,000
Essex County Improvement Authority, RB, VRDN, ACES, Pooled Governmental Loan Program, 0.25%, 4/07/10 (e)	32,050	32,050,000
Harris County Health Facilities Development Corp., RB, VRDN, Baylor College of Medicine, Series B, 0.29%, 4/07/10 (e)	20,500	20,500,000
Harris County Industrial Development Corp., RB, VRDN, Exxon Project, AMT, 0.26%, 4/07/10 (e)	10,000	10,000,000
Hawaii State Department of Budget & Finance, Refunding RB, VRDN, Queens Health System, Series A, 0.28%, 4/07/10 (e)	18,710	18,710,000
Illinois Finance Authority, RB, VRDN, University of Chicago Medical Center, Series E-1, 0.28%, 4/01/10 (e)	13,200	13,200,000
Illinois Finance Authority, Refunding RB, VRDN (e):
Elmhurst Memorial Healthcare, Series B, 0.29%, 4/01/10	19,650	19,650,000
University of Chicago Medical Center, Series A-1, 0.28%, 4/01/10	22,840	22,840,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B, 0.29%, 4/07/10 (e)	20,900	20,900,000

See Notes to Financial Statements.

WCMA MONEY FUND	MARCH 31, 2010	15

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

Municipal Bonds (continued)	Par (000)	Value

Los Angeles Community Redevelopment Agency California, Refunding RB, VRDN, Promenade Towers Project (FHLMC), 0.27%, 4/07/10 (e)	$34,300	$34,300,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, General Transportation System, 0.30%, 4/07/10 (e)	10,000	10,000,000
Metropolitan Atlanta Rapid Transit Authority, TECP, 0.23%, 4/05/10	55,530	55,530,000
Metropolitan Transportation Authority, Refunding RB, VRDN, Series D-2 (AGM), 0.33%, 4/07/10 (e)	64,200	64,200,000
Metropolitan Water District of Southern California, Refunding RB, VRDN (e):
Series A-2, 0.29%, 4/07/10	19,700	19,700,000
Series C, 0.29%, 4/07/10	14,635	14,635,000
Michigan State Building Authority, RB, VRDN, Facilities Program, Series I, 0.30%, 4/07/10 (e)	14,900	14,900,000
New Jersey EDA, Refunding RB, VRDN, School Facilities Construction, Series V-4, 0.27%, 4/07/10 (e)	25,000	25,000,000
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, VRDN, Series 3, AMT, 0.37%, 4/07/10 (e)	50,000	50,000,000
New York City Housing Development Corp., RB, VRDN (e):
90 West Street, Series A (FNMA), 0.25%, 4/07/10	40,830	40,830,000
155 West 21st Street Development, Series A, AMT (FNMA), 0.25%, 4/07/10	10,000	10,000,000
West 61st Street Apartments, Series A, AMT (FNMA), 0.25%, 4/07/10	12,000	12,000,000
West 89th Street Development, Series A, AMT, 0.25%, 4/07/10	35,600	35,600,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A, 0.29%, 4/07/10 (e)	18,850	18,850,000
New York State HFA, RB, VRDN (e):
10 Barclay Street, Series A (FNMA), 0.25%, 4/07/10	71,245	71,245,000
125 West 31st Street Housing, Series A, AMT (FNMA), 0.25%, 4/07/10	30,000	30,000,000
316 11th Avenue Housing, Series A, AMT (FNMA), 0.25%, 4/07/10	35,000	35,000,000
360 West 43rd Street, Series A, AMT (FNMA), 0.25%, 4/07/10	22,000	22,000,000
750 6th Avenue, Series A, AMT (FNMA), 0.25%, 4/07/10	34,500	34,500,000
Biltmore Tower Housing, Series A, AMT (FNMA), 0.25%, 4/07/10	65,000	65,000,000
East 39th Street Housing, Series A, AMT (FNMA), 0.25%, 4/07/10	5,300	5,300,000
Victory Housing, Series 2001, Series A, AMT (FHLMC), 0.25%, 4/07/10	26,300	26,300,000
Worth Street, Series A 12/18/03, AMT (FNMA), 0.25%, 4/07/10	23,100	23,100,000
Pennsylvania Economic Development Financing Authority, Refunding RB, VRDN, Sunoco Inc. Project, Series B, 0.25%, 4/07/10 (e)	36,800	36,800,000
Pennsylvania HFA, RB, VRDN, Series 95-C, AMT, 0.30%, 4/07/10 (e)	31,180	31,180,000

Municipal Bonds (concluded)	Par (000)	Value

Pennsylvania Higher Educational Facilities Authority, Refunding RB, VRDN, Thomas Jefferson University, Series B, 0.29%, 4/07/10 (e)	$6,285	$6,285,000
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia, Refunding RB, VRDN (e):
Series A, 0.28%, 4/01/10	11,175	11,175,000
Series B, 0.28%, 4/01/10	24,500	24,500,000
State of California, GO, VRDN (e):
FLOATS, Series C-1, 0.29%, 4/07/10	59,200	59,200,000
Kindergarten, Series A2, 0.27%, 4/01/10	26,775	26,775,000
Kindergarten, Series B1, 0.30%, 4/01/10	10,150	10,150,000
Series C-11, 0.28%, 4/07/10	46,095	46,095,000
Triborough Bridge & Tunnel Authority, RB, VRDN, General, Series B, 0.29%, 4/07/10 (e)	103,765	103,765,000
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN, General, Series F, 0.29%, 4/07/10 (e)	45,350	45,350,000
Washington Health Care Facilities Authority, Refunding RB, VRDN, Multicare Health System, Series B, 0.29%, 4/07/10 (e)	12,575	12,575,000
Wisconsin Housing & Economic Development Authority, RB, VRDN, Series B, AMT, 0.28%, 4/07/10 (e)	15,000	15,000,000

Total Municipal Bonds — 13.8%		2,068,675,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes (c):
0.21%, 8/04/10	155,000	154,886,075
0.23%, 8/25/10	84,360	84,282,494
Fannie Mae Variable Rate Notes, 0.20%, 8/05/10 (b)	115,805	115,790,320
Federal Home Loan Bank Variable Rate Notes (b):
0.10%, 7/09/10	215,550	215,538,145
0.20%, 10/08/10	137,000	136,978,417
0.23%, 10/06/11	250,000	249,847,450
Freddie Mac Discount Notes, 0.16%, 6/08/10 (c)	32,600	32,590,003
Freddie Mac Variable Rate Notes (b):
0.15%, 7/14/10	130,000	129,986,944
0.23%, 8/24/10	98,650	98,651,697
0.23%, 9/03/10	213,610	213,591,706
0.30%, 2/14/11	475,170	475,104,231
0.13%, 5/05/11	290,000	289,904,077

Total U.S. Government Sponsored Agency Obligations — 14.7%		2,197,151,559

U.S. Treasury Obligations (c)

U.S. Treasury Bills:
0.15%, 5/20/10	225,000	224,952,344
0.41%, 6/10/10	175,000	174,859,874
0.55%, 7/01/10	182,000	181,746,515
0.39%, 7/15/10	353,300	352,899,495
0.15% – 0.47%, 7/29/10	149,001	148,884,699

See Notes to Financial Statements.

16	WCMA MONEY FUND	MARCH 31, 2010

Schedule of Investments (concluded)	Master Money LLC
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations (concluded)	Par (000)	Value

U.S. Treasury Bills (concluded):
0.16%, 8/05/10	$90,000	$89,948,565
0.18%, 8/12/10	200,000	199,869,722
0.17% – 0.18%, 8/19/10	186,000	185,872,689
0.19% – 0.32%, 8/26/10	234,300	234,076,748
0.24%, 9/30/10	149,755	149,573,296

Total U.S. Treasury Obligations — 13.0%		1,942,683,947

Repurchase Agreements

Barclays Capital Inc., 0.01%, 4/01/10 (purchased on 3/31/10 to be repurchased at $25,000,007, collateralized by various U.S. Treasury Notes, 1.00% – 4.25% due 10/31/11 – 8/15/15, par and fair value of $25,197,700, $25,500,041, respectively)	25,000	25,000,000
UBS Securities LLC, 0.02%, 4/01/10 (purchased on 3/31/10 to be repurchased at $17,126,010, collateralized by Freddie Mac, 4.13% due 2/24/11, par and fair value of $16,870,000, $17,468,709, respectively)	17,126	17,126,000

Total Repurchase Agreements — 0.3%		42,126,000

Total Investments (Cost — $15,410,610,568*) — 103.0%		15,410,610,568
Liabilities in Excess of Other Assets — (3.0)%		(450,829,334)

Net Assets — 100.0%		$14,959,781,234

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master LLC’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Total investments[1]	—	$15,410,610,568	—	$15,410,610,568

Total	—	$15,410,610,568	—	$15,410,610,568

[1]	See the above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

WCMA MONEY FUND	MARCH 31, 2010	17

Statement of Assets and Liabilities	Master Money LLC

March 31, 2010

Assets

Investments at value — unaffiliated (cost — $15,410,610,568)	$15,410,610,568
Cash	818
Interest receivable	3,323,737
Contributions receivable from investors	16,997,956
Prepaid expenses	373,009

Total assets	15,431,306,088

Liabilities

Investments purchased payable	469,370,561
Investment advisory fees payable	1,715,222
Other affiliates payable	77,860
Directors’ fees payable	2,960
Other accrued expenses payable	358,251

Total liabilities	471,524,854

Net Assets	$14,959,781,234

Net Assets Consist of

Investors’ capital	$14,959,781,234

Statement of Operations	Master Money LLC

Year Ended March 31, 2010

Investment Income

Income	$95,975,584

Expenses

Investment advisory	22,702,230
Accounting services	1,600,012
Custodian	402,132
Directors	264,974
Professional	128,411
Printing	24,490
Miscellaneous	271,529

Total expenses	25,393,778

Net investment income	70,581,806

Realized Gain

Net realized gain on investments	376,924

Net Increase in Net Assets Resulting from Operations	$70,958,730

See Notes to Financial Statements.

18	WCMA MONEY FUND	MARCH 31, 2010

Statements of Changes in Net Assets	Master Money LLC

	Year Ended March 31,

Increase (Decrease) in Net Assets:	2010	2009

Operations

Net investment income	$70,581,806	$521,368,573
Net realized gain	376,924	1,545,577

Net increase in net assets resulting from operations	70,958,730	522,914,150

Capital Transactions

Proceeds from contributions	104,507,301,999	143,629,749,207
Value of withdrawals	(110,336,801,410)	(146,570,966,351)

Net decrease in net assets derived from capital transactions	(5,829,499,411)	(2,941,217,144)

Net Assets

Total decrease in net assets	(5,758,540,681)	(2,418,302,994)
Beginning of year	20,718,321,915	23,136,624,909

End of year	$14,959,781,234	$20,718,321,915

Financial Highlights	Master Money LLC

	Year Ended March 31,

	2010	2009	2008	2007	2006

Total Investment Return

Total investment return	0.41%	2.47%	5.08%	5.11%	3.59%

Ratios to Average Net Assets

Total expenses	0.15%	0.14%	0.14%	0.14%	0.15%

Net investment income	0.40%	2.45%	4.92%	5.05%	3.54%

Supplemental Data

Net assets, end of year (000)	$14,959,781	$20,718,322	$23,136,625	$17,543,554	$15,234,412

See Notes to Financial Statements.

WCMA MONEY FUND	MARCH 31, 2010	19

Notes to Financial Statements	Master Money LLC

1. Significant Accounting Policies:

Master Money LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC to issue non-transferable interests, subject to certain limitations. The Board of Directors of the Master LLC is referred to throughout this report as the “Board of Directors” or the “Board.” The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: The Master LLC’s policy is to fair value its financial instruments at market value. The Master LLC’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: The Master LLC may invest in repurchase agreements, under which the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities held as collateral subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master LLC’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Master LLC could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Master LLC amortizes all premiums and discounts on debt securities.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLC files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s US federal tax returns remains open for each of the four years ended March 31, 2010. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued amended guidance to improve disclosures about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The impact of this guidance on the Master LLC’s financial statements and disclosures is currently being assessed.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Master LLC has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

20	WCMA MONEY FUND	MARCH 31, 2010

Notes to Financial Statements (concluded)	Master Money LLC

2. Investment Advisory and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master LLC for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Master LLC. For such services, the Master LLC pays the Manager a monthly fee at the following annual rates of the Master LLC’s average daily net assets as follows:

Not exceeding $500 million	0.25%
In excess of $500 million, but not exceeding $1 billion	0.175%
In excess of $1 billion	0.125%

The Manager has entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager, under which the Manager pays BIMC for services it provides a monthly fee that is a percentage of the advisory fee paid by the Master LLC to the Manager.

For the year ended March 31, 2010, the Master LLC reimbursed the Manager $363,090 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master LLC may be exposed to counterparty risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may default. The Master LLC manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master LLC’s exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Master LLC’s Statement of Assets and Liabilities, less any collateral held by the Master LLC.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLC through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

WCMA MONEY FUND	MARCH 31, 2010	21

Report of Independent Registered Public Accounting Firm	Master Money LLC

To the Investors and Board of Directors of Master Money LLC:

We have audited the accompanying statement of assets and liabilities of Master Money LLC (the “Master LLC”), including the schedule of investments, as of March 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Money LLC as of March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 27, 2010

22	WCMA MONEY FUND	MARCH 31, 2010

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Fund/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2002	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 104 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 104 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 104 Portfolios	None

Dr. Matina Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 104 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 104 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2002	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 104 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				36 RICs consisting of 104 Portfolios	Greenlight Capital Re, Ltd (reinsurance company); WQED Multi-Media (public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 104 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				36 RICs consisting of 104 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

WCMA MONEY FUND	MARCH 31, 2010	23

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Fund/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors[1] (concluded)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants from 2007 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				36 RICs consisting of 104 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005. Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				36 RICs consisting of 104 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served for the Fund/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Directors as joining the Fund’s/Master LLC’s Board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005.

			169 RICs consisting of 298 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			169 RICs consisting of 298 Portfolios	None

[3]

Mr. Davis is an “interested person,” as defined in the 1940 Act, of the Fund/Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund/Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

24	WCMA MONEY FUND	MARCH 31, 2010

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Fund/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Officers[1]

Anne Ackerley 55 East 52nd Street New York, NY 10055 1962	President and Chief Executive Officer	Since 2009[2]

Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to 2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.

Jeffrey Holland, CFA 55 East 52nd Street New York, NY 10055 1971	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2005; Chief Operating Officer and head of the Global Client Group for BlackRock’s Global Cash Management Business since 2007; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised Funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

WCMA MONEY FUND	MARCH 31, 2010	25

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Fund/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Officers[1] (concluded)

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Howard Surloff 55 East 52nd Street New York, NY 10055 1965	Secretary	Since 2007	Managing Director and General Counsel of U.S. Funds of BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]	Officers of the Fund/Master LLC serve at the pleasure of the Boards.

[2]	Ms. Ackerley has been President and Chief Executive Officer since 2009 and was Vice President from 2007 to 2009.

Further information about the Fund’s/Master LLC’s Officers and Directors is available in the Fund’s/Master LLC’s Statements of Additional Information, which can be obtained without charge by calling (800) 221-7210.

Investment Advisor and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Institutional
Management Corporation
Wilmington, DE 19809

Custodian
State Street Bank
and Trust Company
Boston, MA 02111

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank
and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Distributor
BlackRock
Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

26	WCMA MONEY FUND	MARCH 31, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 221-7210.

Availability of Quarterly Portfolio Schedule

The Fund/Master LLC files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 221-7210.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 221-7210; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 221-7210 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

WCMA MONEY FUND	MARCH 31, 2010	27

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 221-7210. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#WCMAM – 3/10

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
WCMA Money Fund	$6,800	$6,800	$0	$0	$6,100	$6,100	$2,181	$733
Master Money LLC	$30,000	$37,400	$0	$0	$9,200	$6,100	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
WCMA Money Fund	$19,058	$414,333
Master Money LLC	$19,977	$413,600

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $10,777, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Money Fund and Master Money LLC

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
WCMA Money Fund and Master Money LLC

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
WCMA Money Fund and Master Money LLC

Date: May 27, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
WCMA Money Fund and Master Money LLC

Date: May 27, 2010